Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net:
Property and equipment, gross	$ 179,545	$ 143,630
Less: Accumulated depreciation	(118,913)	(96,901)
Property and equipment, net	60,632	46,729
Computers and equipment
Property and equipment, net:
Property and equipment, gross	165,880	132,477
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	6,429	5,732
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	2,159	1,725
Others
Property and equipment, net:
Property and equipment, gross	$ 5,077	$ 3,696